Operating Segments - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 6,394.7	$ 5,268.5	$ 4,540.4
Cost of sales and services	(5,241.6)	(4,358.9)	(3,628.2)
Gross profit	1,153.1	909.6	912.2
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	6,394.7	5,268.5	4,540.4
Cost of sales and services	(5,241.6)	(4,358.9)	(3,628.2)
Gross profit	1,153.1	909.6	912.2
Operating income (expense)	(485.6)	(595.1)	(1,022.7)
Operating income (loss) before financial result	667.5	314.5	(110.5)
Operating Segments [member] | Unallocated [member]
Disclosure of operating segments [line items]
Operating income (expense)	148.1	(47.1)	(69.5)
Operating income (loss) before financial result	148.1	(47.1)	(69.5)
Commercial Aviation [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	2,208.6	1,846.8	1,543.9
Cost of sales and services	(2,008.9)	(1,698.3)	(1,382.3)
Gross profit	199.7	148.5	161.6
Operating income (expense)	(144.5)	(124.6)	(145.5)
Operating income (loss) before financial result	55.2	23.9	16.1
Defense & Security [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	720.9	515.4	412.6
Cost of sales and services	(590.9)	(429.6)	(326.9)
Gross profit	130.0	85.8	85.7
Operating income (expense)	(85.4)	(57.5)	(76.4)
Operating income (loss) before financial result	44.6	28.3	9.3
Executive Aviation [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,762.7	1,408.2	1,244.4
Cost of sales and services	(1,407.7)	(1,134.8)	(953.2)
Gross profit	355.0	273.4	291.2
Operating income (expense)	(149.0)	(146.6)	(141.5)
Operating income (loss) before financial result	206.0	126.8	149.7
Service & support [Member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	1,636.5	1,417.6	1,266.7
Cost of sales and services	(1,179.0)	(1,039.0)	(912.5)
Gross profit	457.5	378.6	354.2
Operating income (expense)	(187.5)	(163.4)	(203.4)
Operating income (loss) before financial result	270.0	215.2	150.8
All Other Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	66.0	80.5	72.8
Cost of sales and services	(55.1)	(57.2)	(53.3)
Gross profit	10.9	23.3	19.5
Operating income (expense)	(67.3)	(55.9)	(386.4)
Operating income (loss) before financial result	(56.4)	(32.6)	(366.9)
Total reportable Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	6,394.7	5,268.5	4,540.4
Cost of sales and services	(5,241.6)	(4,358.9)	(3,628.2)
Gross profit	1,153.1	909.6	912.2
Operating income (expense)	(633.7)	(548.0)	(953.2)
Operating income (loss) before financial result	$ 519.4	$ 361.6	$ (41.0)